Long-Term Debt - Schedule of Long-Term Debt (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Debt Instrument [Line Items]
Long-term debt, Gross	$ 13,018,276	$ 13,144,380
Less: Premiums, discounts, and unamortized debt issuance costs, net	(109,182)	(156,785)
Long-term debt	12,909,094	12,987,595
Less: Current portion	(158,042)	(8,375)
Long-term debt, net	12,751,052	12,979,220
Senior Credit Facility [Member]
Debt Instrument [Line Items]
Long-term debt, Gross	372,500	250,000
Operating Partnership Senior Credit Facility [Member]
Debt Instrument [Line Items]
Long-term debt, Gross	2,091,375	2,133,250
MGM China Credit Facility [Member]
Debt Instrument [Line Items]
Long-term debt, Gross	2,301,584	1,933,313
Less: Current portion	(158,000)
MGM National Harbor Credit Facility [Member]
Debt Instrument [Line Items]
Long-term debt, Gross	0	450,000
11.375% senior notes, due 2018 [Member]
Debt Instrument [Line Items]
Senior notes	0	475,000
8.625% senior notes, due 2019 [Member]
Debt Instrument [Line Items]
Senior notes	850,000	850,000
5.25% senior notes, due 2020 [Member]
Debt Instrument [Line Items]
Senior notes	500,000	500,000
6.75% senior notes, due 2020 [Member]
Debt Instrument [Line Items]
Senior notes	1,000,000	1,000,000
6.625% senior notes, due 2021 [Member]
Debt Instrument [Line Items]
Senior notes	1,250,000	1,250,000
7.75% senior notes, due 2022 [Member]
Debt Instrument [Line Items]
Senior notes	1,000,000	1,000,000
6% senior notes, due 2023 [Member]
Debt Instrument [Line Items]
Senior notes	1,250,000	1,250,000
5.625% Operating Partnership senior notes, due 2024 [Member]
Debt Instrument [Line Items]
Senior notes	1,050,000	1,050,000
4.50% Operating Partnership senior notes, due 2026 [Member]
Debt Instrument [Line Items]
Senior notes	500,000	500,000
4.50% Operating Partnership senior notes, due 2028 [Member]
Debt Instrument [Line Items]
Senior notes	350,000	0
4.625% senior notes, due 2026 [Member]
Debt Instrument [Line Items]
Senior notes	500,000	500,000
7% debentures, due 2036 [Member]
Debt Instrument [Line Items]
Senior notes	552	552
6.7% debentures, due 2096 [Member]
Debt Instrument [Line Items]
Senior notes	$ 2,265	$ 2,265